Consolidated Income Statement - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[1]	$ 2,755	$ 2,674	$ 2,499	$ 5,429		$ 4,888
Interest expense from financial instruments measured at amortized cost	[1]	(1,986)	(1,912)	(1,600)	(3,898)		(3,010)
Interest income from financial instruments measured at fair value through profit or loss		1,259	1,346	1,097	2,605		2,211
Interest expense from financial instruments measured at fair value through profit or loss		(1,025)	(1,006)	(809)	(2,032)		(1,485)
Net interest income	[1]	1,003	1,101	1,187	2,104	[2]	2,604	[2],[3],[4]
Other net income from financial instruments measured at fair value through profit or loss		1,936	1,936	1,995	3,872		3,968	[3]
Credit loss (expense) / recovery		(12)	(20)	(28)	(33)	[2]	(54)	[2]
Fee and commission income	[5]	4,908	4,566	4,851	9,474		10,048
Fee and commission expense		(434)	(409)	(421)	(842)		(854)
Net fee and commission income		4,474	4,157	4,430	8,631		9,194
Other income		232	169	149	400		322
Total operating income		7,632	7,343	7,732	14,975	[2]	16,033	[2]
Personnel expenses		3,571	3,468	3,561	7,040	[2]	7,332	[2]
General and administrative expenses		2,004	2,026	2,333	4,030	[2]	4,703	[2]
Depreciation and impairment of property, equipment and software		381	379	244	761	[2]	489	[2]
Amortization and impairment of intangible assets		18	16	16	33	[2]	33	[2]
Total operating expenses		5,975	5,890	6,154	11,864	[2]	12,557	[2]
Operating profit / (loss) before tax		1,657	1,454	1,579	3,110	[2]	3,476	[2]
Tax expense / (benefit)		349	387	296	736	[2]	781	[2]
Net profit / (loss)		1,308	1,067	1,282	2,374	[2]	2,695	[2]
Net profit / (loss) attributable to non-controlling interests		1	(2)	1	(1)		3
Net profit / (loss) attributable to shareholders		$ 1,307	$ 1,069	$ 1,281	$ 2,375		$ 2,692

[1]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information

[2]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[3]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss. Prior-period information was restated accordingly. Refer to Note 1 for more information.

[4]
Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1 for more information.

[5]
Reflects third-party fee and commission income for the second quarter of 2019 of USD 2,946 million for Global Wealth Management (first quarter of 2019: USD 2,817 million; second quarter of 2018: USD 2,987 million), USD 327 million for Personal & Corporate Banking (first quarter of 2019: USD 325 million; second quarter of 2018: USD 335 million), USD 647 million for Asset Management (first quarter of 2019: USD 619 million; second quarter of 2018: USD 639 million), USD 962 million for the Investment Bank (first quarter of 2019: USD 783 million; second quarter of 2018: USD 870 million) and USD 25 million for Corporate Center (first quarter of 2019: USD 22 million; second quarter of 2018: USD 20 million).